UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):	_____________
Commission File Number of securitizer:	_____________
Central Index Key Number of securitizer:	_____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2022-NQM2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Manju Madhavan, (212) 902-5268

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by GS Mortgage Securities Corp. on May 11, 2022 (the “Original Filing”) and is being filed solely to replace in their entirety the summaries and reports attached to the Original Filing as Exhibits 99.1 – 99.6. Such summaries and reports are hereby replaced in their entirety by the summaries and reports filed as Exhibits 99.1 – 99.6 to this Form ABS-15G/A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 17, 2022

GS Mortgage Securities Corp.
(Depositor)

By: /s/ Manju Madhavan
       Name: Manju Madhavan
       Title: President

EXHIBIT INDEX

Exhibit Number

99.1         Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1 - Executive Narrative

Schedule 2 - Rating Agency Report

Schedule 3 - Standard Findings Report

Schedule 4 - Valuation Report

Schedule 5 - ASF Report

Schedule 6 - Data Compare Report

Schedule 7 - MLS Report

Schedule 8 - Supplemental Data Report

Schedule 9 - Business Purpose Report

99.2         Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1 - Executive Summary

Schedule 2 - Rating Agency Report

Schedule 3 - Exception Detail Report

Schedule 4 - Valuation Report

Schedule 5 - QM ATR Data Report

Schedule 6 - Data Compare Report

Schedule 7 - ASF Report

Schedule 8 - ASF Additional Data Report

Schedule 9 - Business Purpose Report

99.3         Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 - Form ABS Due Diligence-15E

Schedule 2 - Rating Agency Grades

Schedule 3 - Exception Grades

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data

Schedule 6 - ASF

Schedule 7 - ASF Addendum – Business Purpose

Schedule 8 - Data Compare Summary

Schedule 9 - Multi Property Report

Schedule 10 - Multi Property Valuation Report

99.4         Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 - Due Diligence Narrative Report

Schedule 2 - ASF Report

Schedule 3 - Conditions Report

Schedule 4 - Loan Level Tape Compare

Schedule 5 - Rating Agency ATR QM Report

Schedule 6 - Valuations Summary

Schedule 7 - Waived Conditions

Schedule 8 - Non ATR QM Report

Schedule 9 - Standard Upload Report

99.5         Disclosures required by Rule 15Ga-2 for Wipro Opus Risk Solutions, LLC

Schedule 1 - Executive Narrative

Schedule 2 - Agency Grading Report

Schedule 3 - ASF Report

Schedule 4 - Valuation Report

Schedule 5 - ATR Report

Schedule 6 - Data Compare

Schedule 7 - Exception Report

Schedule 8 - Supplemental ATR Report

99.6         Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1 - Form ABS Due Diligence-15E

Schedule 2 - Rating Agency Grades

Schedule 3 - Loan Level Report

Schedule 4 - Valuation Report

Schedule 5 - Disposition and Comments Report

Schedule 6 - ASF

Schedule 7 - Data Compare Report

Schedule 8 - Supplemental Data Report

Schedule 9 - Individual Exception Report

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